UNITED STATES
					   SECURITIES AND EXCHANGE COMMISSION
							 Washington, D.C. 20549

									FORM 13F

							   FORM 13F COVER PAGE

		Report for the Calendar Year or Quarter Ended: December 31, 2009

				 Check here if Amendment [ ]; Amendment Number:
			 This Amendment (Check only one.): [ ] is a restatement.
						 [ ] adds new holdings entries.

			  INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

			  Name:       Apis Capital Advisors, LLC
						  ------------------------------------
			  Address:    53 Forest Avenue, Suite 103
						  ------------------------------------
						  Old Greenwich, CT 06870
						  ------------------------------------

						 Form 13F File Number: 028-13123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

			   Name:      Steven A. Werber, Jr.
						  ------------------------------------
			   Title:     Chief Executive Officer
						  ------------------------------------
			   Phone:     203-409-6303
						  ------------------------------------

					 SIGNATURE, PLACE, AND DATE OF SIGNING:

	   /s/ Steven A. Werber, Jr.        Old Greenwich, CT          2/12/10
	   -----------------------------  ---------------------  -------------------
			  [Signature]                 [City, State]             [Date]

						 REPORT TYPE (CHECK ONLY ONE.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager
						  are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all
			  holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by
						  other reporting manager(s).)

							  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

					 Number of Other Included Managers:                  0
																	------------
					 Form 13F Information Table Entry Total:            38
																	------------
					 Form 13F Information Table Value Total:        $ 101,741.3
																	------------
																	 (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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

							                         SECURITY                Value      Shares / SH/ PUT/ Investment   Other  Voting Authority
Security                        TYPE        ID_CUSIP    x 1000   PRN Amount PRN CALL Discretion Managers  Sole  Shared  None
ALEXION PHARMACEUTICALS
   INC                      Common Stock   015351109  $ 16,700.3   342,080  SH          Yes        No       x
ALEXION PHARMACEUTICALS
   INC                      Equity Option      N/A    $    253.5   115,200  SH  Call    Yes        No       x
ALTISOURCE PORTFOLIO SOL    Common Stock       N/A    $  6,983.5   332,704  SH          Yes        No       x
ALVARION LTD                Common Stock       N/A    $  1,585.4   423,900  SH          Yes        No       x
AMERIGON INC                Common Stock   03070L300  $     97.7    12,300  SH          Yes        No       x
ANADYS PHARMACEUTICALS
   INC                      Common Stock   03252Q408  $    538.0   254,972  SH          Yes        No       x
AUTOLIV INC                 Common Stock   052800109  $  3,425.4    79,000  SH          Yes        No       x
BIOSPECIFICS TECHNOLOGIES   Common Stock   090931106  $  7,611.4   259,332  SH          Yes        No       x
CADENCE PHARMACEUTICALS,
   INC                      Common Stock   12738T100  $    510.6    52,800  SH          Yes        No       x
CHECK POINT SOFTWARE TECH   Common Stock       N/A    $  4,858.4   143,400  SH          Yes        No       x
CHINA CORD BLOOD CORP       Common Stock       N/A    $     82.6    12,700  SH          Yes        No       x
CIRRUS LOGIC INC            Common Stock   172755100  $  1,920.7   281,633  SH          Yes        No       x
COMPUTER SCIENCES CORP      Common Stock   205363104  $  1,892.7    32,900  SH          Yes        No       x
ENDOLOGIX INC               Common Stock   29266S106  $    415.5    78,700  SH          Yes        No       x
ENERGYSOLUTIONS INC         Common Stock   292756202  $  2,116.2   249,256  SH          Yes        No       x
EZCHIP SEMICONDUCTOR LTD    Common Stock       N/A    $    825.7    68,300  SH          Yes        No       x
GSE SYSTEMS INC             Common Stock   36227K106  $    822.9   150,159  SH          Yes        No       x
HARRIS STRATEX NETWORKS     Common Stock   41457P106  $    552.3    79,924  SH          Yes        No       x
HUMAN GENOME SCIENCES INC   Common Stock   444903108  $    865.4    28,300  SH          Yes        No       x
ISHARES SILVER TRUST             ETF       46428Q109  $  2,120.3   128,200  SH          Yes        No       x
LENDER PROCESSING SERVICES  Common Stock   52602E102  $  6,097.3   149,957  SH          Yes        No       x
LODGENET INTERACTIVE CORP   Common Stock   540211109  $    204.6    37,000  SH          Yes        No       x
MYR GROUP INC/DELAWARE      Common Stock   55405W104  $  1,248.6    69,100  SH          Yes        No       x
NAM TAI ELECTRONICS INC     Common Stock   629865205  $     94.7    18,100  SH          Yes        No       x
ORCKIT COMMUNICATIONS LTD   Common Stock       N/A    $     87.9    30,196  SH          Yes        No       x
PERMA-FIX ENVIRONMENTAL
   SVCS                     Common Stock   714157104  $  1,676.5   738,541  SH          Yes        No       x
POWERSHARES DB
   AGRICULTURE F                 ETF       73936B408  $  3,199.2   121,000  SH          Yes        No       x
PROSHARES ULTRASHORT
   20+Y TR                       ETF       74347R297  $  4,484.2    89,900  SH          Yes        No       x
QLT INC                     Common Stock   746927102  $    101.7    20,500  SH          Yes        No       x
RADWARE LTD                 Common Stock       N/A    $    943.5    62,400  SH          Yes        No       x
ROVI CORP                   Common Stock   779376102  $  3,884.3   121,880  SH          Yes        No       x
SOLARWINDS INC              Common Stock   83416B109  $  1,854.6    80,600  SH          Yes        No       x
SPDR GOLD TRUST                  ETF       78463V107  $  4,281.0    39,894  SH          Yes        No       x
TARGACEPT INC               Common Stock   87611R306  $    499.5    23,900  SH          Yes        No       x
TITAN MACHINERY INC         Common Stock   88830R101  $  1,924.9   166,800  SH          Yes        No       x
UNITED THERAPEUTICS
   CORP                     Equity Option     N/A     $    341.3    43,200  SH  Call    Yes        No       x
UNITED THERAPEUTICS
   CORP                     Common Stock   91307C102  $ 16,032.4   304,509  SH          Yes        No       x
XENOPORT INC                Common Stock   98411C100  $    606.6    32,700  SH          Yes        No       x

													                                         $101,741.3
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